PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2021 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS 97.7%
COMMON STOCKS 96.2%
Australia 5.0%
AGL Energy Ltd.	11,261	$71,793
Ampol Ltd.	4,258	95,750
APA Group	12,531	88,970
Aurizon Holdings Ltd.	29,461	82,897
BHP Group Ltd.	2,400	89,104
BHP Group PLC	2,902	87,433
Brambles Ltd.	11,027	92,233
Coles Group Ltd.	6,368	81,540
Computershare Ltd.	8,227	102,680
CSL Ltd.	415	92,496
Dexus	13,550	108,426
Goodman Group	6,704	99,900
Newcrest Mining Ltd.	4,757	103,121
REA Group Ltd.	755	95,732
Rio Tinto Ltd.	986	93,508
Scentre Group	41,966	88,643
SEEK Ltd.	3,787	90,618
Sonic Healthcare Ltd.	3,138	84,233
South32 Ltd.	47,136	109,011
Telstra Corp. Ltd.	35,246	94,827
Vicinity Centres	73,839	89,653
Wesfarmers Ltd.	2,277	97,474
Woodside Petroleum Ltd.	4,494	76,599
Woolworths Group Ltd.	2,841	91,788

		2,208,429

Austria 0.7%
Erste Group Bank AG	2,803	116,216
Raiffeisen Bank International AG	4,223	100,780
voestalpine AG	2,376	106,857

		323,853

Belgium 1.1%
Ageas SA/NV	1,642	106,364
Etablissements Franz Colruyt NV	1,480	90,167
Groupe Bruxelles Lambert SA	893	101,492
Proximus SADP	4,223	86,130
UCB SA	867	81,536

		465,689

Denmark 2.1%
AP Moller - Maersk A/S,
(Class A Stock)	52	137,372
(Class B Stock)	48	132,747
Carlsberg A/S (Class B Stock)	576	105,977
Demant A/S*	2,122	113,474
Genmab A/S*	205	83,873
GN Store Nord A/S	1,015	86,384
H Lundbeck A/S	2,141	68,480
Novo Nordisk A/S (Class B Stock)	1,082	85,636

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)
Denmark 2.1% (cont’d.)
ROCKWOOL International A/S (Class B Stock)	246	$122,229

		936,172

Finland 1.5%
Elisa OYJ	1,479	87,708
Kesko OYJ (Class B Stock)	3,440	119,639
Kone OYJ (Class B Stock)	1,099	89,443
Neste OYJ	1,361	89,788
Nordea Bank Abp	9,369	101,812
Orion OYJ (Class B Stock)	2,087	92,205
Stora Enso OYJ (Class R Stock)	4,736	84,406

		665,001

France 7.5%
Amundi SA, 144A	1,138	101,235
Arkema SA(a)	820	108,744
Atos SE	1,130	75,706
BioMerieux	617	71,298
Bouygues SA	2,176	88,601
Bureau Veritas SA*	3,368	103,376
Capgemini SE	531	99,428
Carrefour SA(a)	4,742	96,570
Cie de Saint-Gobain*	1,743	117,200
Cie Generale des Etablissements Michelin SCA	645	98,790
Credit Agricole SA	6,706	100,601
Danone SA	1,342	95,670
Gecina SA	567	90,715
Hermes International	81	112,999
Iliad SA	485	79,725
Ipsen SA	1,057	110,412
Klepierre SA	4,054	117,906
La Francaise des Jeux SAEM, 144A	2,028	114,502
Legrand SA	982	103,033
L’Oreal SA	237	107,382
LVMH Moet Hennessy Louis Vuitton SE	140	111,960
Orange SA	7,463	95,340
Pernod Ricard SA	459	101,423
Publicis Groupe SA	1,578	106,798
Sanofi	952	102,114
Sartorius Stedim Biotech	182	78,966
Schneider Electric SE	587	93,500
SEB SA	498	93,522
Teleperformance	262	100,482
Thales SA	966	99,210
TOTAL SE	1,962	91,264
Vinci SA	880	100,229
Wendel SE	745	104,295

		3,272,996

Germany 6.8%
Allianz SE	379	100,638

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)

Germany 6.8% (cont’d.)
BASF SE	1,137	93,104
Bayerische Motoren Werke AG	980	$104,221
Bechtle AG*	447	86,643
Brenntag SE	1,141	107,249
Continental AG	656	97,323
Covestro AG, 144A	1,272	88,880
Daimler AG	1,146	107,104
Deutsche Post AG	1,634	111,086
Deutsche Telekom AG	5,082	105,874
Deutsche Wohnen SE	1,860	118,490
Evonik Industries AG	2,656	95,449
Fresenius Medical Care AG & Co. KGaA	1,230	98,665
Fresenius SE & Co. KGaA	2,080	113,265
GEA Group AG	2,493	108,562
HeidelbergCement AG	1,151	105,325
Henkel AG & Co. KGaA	985	97,834
Knorr-Bremse AG	698	86,820
LANXESS AG	1,211	90,614
LEG Immobilien SE	636	93,611
Merck KGaA	510	91,795
Rational AG	94	85,375
RWE AG	2,280	86,719
SAP SE	718	100,795
Siemens AG	537	88,339
Siemens Healthineers AG, 144A	1,656	93,499
Telefonica Deutschland Holding AG	31,359	86,386
United Internet AG	1,961	81,856
Volkswagen AG	398	145,602
Vonovia SE	1,384	86,917

		2,958,040

Hong Kong 4.0%
BOC Hong Kong Holdings Ltd.	28,854	106,331
CK Asset Holdings Ltd.	16,983	115,541
CK Hutchison Holdings Ltd.	12,596	100,302
CK Infrastructure Holdings Ltd.	15,058	95,848
CLP Holdings Ltd.	9,691	99,958
Hang Lung Properties Ltd.	31,888	82,381
Henderson Land Development Co. Ltd.	19,683	94,853
HKT Trust & HKT Ltd.	66,768	91,193
Hongkong Land Holdings Ltd.	19,707	96,564
Jardine Matheson Holdings Ltd.	1,776	115,191
Link REIT	10,177	98,152
Power Assets Holdings Ltd.	16,881	105,929
Sino Land Co. Ltd.	60,909	97,161
Sun Hung Kai Properties Ltd.	5,939	92,748
Swire Pacific Ltd. (Class A Stock)	13,300	103,509
Swire Properties Ltd.	30,550	92,112
WH Group Ltd., 144A	107,156	92,370
Wharf Real Estate Investment Co. Ltd.	14,324	86,746

		1,766,889

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)

Ireland 0.6%
DCC PLC	1,094	$92,967
James Hardie Industries PLC	2,866	93,723
Smurfit Kappa Group PLC	1,806	95,977

		282,667

Israel 0.7%
Check Point Software Technologies Ltd.*	772	90,309
ICL Group Ltd.	15,191	108,380
Israel Discount Bank Ltd. (Class A Stock)*	23,482	120,337

		319,026

Italy 2.4%
Assicurazioni Generali SpA	4,914	100,942
DiaSorin SpA	395	69,483
Enel SpA	8,901	88,387
Eni SpA	8,186	100,762
Intesa Sanpaolo SpA	35,327	103,779
Mediobanca Banca di Credito Finanziario SpA*	8,314	99,114
Moncler SpA	1,481	104,821
Recordati Industria Chimica e Farmaceutica SpA	1,704	95,149
Snam SpA	16,932	99,728
Telecom Italia SpA	180,369	96,712
Terna SPA	12,415	94,924

		1,053,801

Japan 36.4%
Advantest Corp.	1,003	88,488
AGC, Inc.	2,407	105,848
Air Water, Inc.	5,188	88,376
Aisin Corp.	2,622	114,945
Ajinomoto Co., Inc.	3,938	91,714
Alfresa Holdings Corp.	4,363	67,728
Amada Co. Ltd.	7,472	81,091
Asahi Group Holdings Ltd.	1,881	91,280
Asahi Kasei Corp.	8,855	100,051
Astellas Pharma, Inc.	5,369	86,058
Azbil Corp.	1,915	77,587
Bandai Namco Holdings, Inc.	1,059	76,170
Bank of Kyoto Ltd. (The)	1,433	72,540
Bridgestone Corp.	2,231	99,347
Brother Industries Ltd.	4,399	94,280
Canon, Inc.	4,010	95,746
Casio Computer Co. Ltd.	4,835	84,784
Chiba Bank Ltd. (The)	12,633	82,238
Chubu Electric Power Co., Inc.	7,218	86,319
Chugai Pharmaceutical Co. Ltd.	1,673	63,654
Concordia Financial Group Ltd.	22,442	85,203
Cosmos Pharmaceutical Corp.	597	83,760
Dai Nippon Printing Co. Ltd.	4,915	107,129
Daikin Industries Ltd.	406	81,636
Daiwa House Industry Co. Ltd.	2,877	84,266

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)

Japan 36.4% (cont’d.)
Daiwa Securities Group, Inc.	17,527	101,841
Denso Corp.	1,416	$97,219
Disco Corp.	273	83,514
Eisai Co. Ltd.	1,239	83,420
ENEOS Holdings, Inc.	20,365	84,364
FANUC Corp.	330	79,649
Fast Retailing Co. Ltd.	93	76,061
Fuji Electric Co. Ltd.	2,236	105,657
FUJIFILM Holdings Corp.	1,653	114,258
Fujitsu Ltd.	585	95,631
Hakuhodo DY Holdings, Inc.	5,255	89,900
Hino Motors Ltd.	8,951	85,651
Hirose Electric Co. Ltd.	620	89,019
Hitachi Ltd.	1,922	101,774
Honda Motor Co. Ltd.	3,096	97,755
Hoshizaki Corp.	882	80,142
Hoya Corp.	722	95,349
Hulic Co. Ltd.	7,914	89,563
Iida Group Holdings Co. Ltd.	3,619	97,827
Inpex Corp.	12,420	85,148
Isuzu Motors Ltd.	8,171	110,995
ITOCHU Corp.	2,858	86,545
Japan Metropolitan Fund Invest	88	88,292
Japan Post Bank Co. Ltd.	9,130	78,802
Japan Post Holdings Co. Ltd.*	9,872	83,427
Japan Real Estate Investment Corp.	14	85,018
Japan Tobacco, Inc.	4,880	97,213
JSR Corp.	2,791	85,380
Kajima Corp.	6,423	89,472
Kakaku.com, Inc.	2,630	78,540
Kansai Electric Power Co., Inc. (The)	8,893	84,206
KDDI Corp.	2,783	94,992
Kikkoman Corp.	1,259	83,563
Kirin Holdings Co. Ltd.	4,436	89,580
Komatsu Ltd.	2,913	88,131
Kubota Corp.	4,179	96,680
Kuraray Co. Ltd.	7,855	83,531
Kurita Water Industries Ltd.	2,265	107,646
Kyocera Corp.	1,244	76,825
Kyushu Electric Power Co., Inc.	10,203	83,512
Lion Corp.	4,426	78,055
Lixil Corp.	3,263	88,738
Makita Corp.	1,973	94,307
Marubeni Corp.	11,908	107,116
Mazda Motor Corp.	11,408	100,749
McDonald’s Holdings Co. Japan Ltd.	1,845	82,814
Medipal Holdings Corp.	4,320	82,597
MEIJI Holdings Co. Ltd.	1,348	83,947
MINEBEA MITSUMI, Inc.	3,560	97,885
MISUMI Group, Inc.	2,681	87,019
Mitsubishi Chemical Holdings Corp.	12,930	105,079

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)

Japan 36.4% (cont’d.)
Mitsubishi Corp.	3,355	$92,126
Mitsubishi Electric Corp.	5,598	87,740
Mitsubishi Estate Co. Ltd.	4,733	78,061
Mitsubishi Gas Chemical Co., Inc.	3,852	90,974
Mitsubishi Heavy Industries Ltd.	3,012	93,046
Mitsubishi UFJ Financial Group, Inc.	18,057	103,786
Mitsui & Co. Ltd.	4,362	97,041
Mitsui Chemicals, Inc.	3,142	106,988
Mitsui Fudosan Co. Ltd.	3,899	92,847
Mizuho Financial Group, Inc.	5,875	91,280
Murata Manufacturing Co. Ltd.	970	73,751
Nabtesco Corp.	1,878	87,715
NEC Corp.	1,412	66,207
NGK Insulators Ltd.	4,930	87,886
NGK Spark Plug Co. Ltd.	4,938	78,812
NH Foods Ltd.	1,865	75,476
Nintendo Co. Ltd.	133	82,305
Nippon Building Fund, Inc.	15	96,008
Nippon Express Co. Ltd.	1,214	98,482
Nippon Telegraph & Telephone Corp.	3,225	87,206
Nippon Yusen KK	3,302	135,285
Nisshin Seifun Group, Inc.	5,380	81,850
Nissin Foods Holdings Co. Ltd.	1,132	82,245
Nitori Holdings Co. Ltd.	419	72,653
Nitto Denko Corp.	992	78,666
Nomura Holdings, Inc.	14,751	81,320
Nomura Real Estate Holdings, Inc.	3,895	102,521
Nomura Real Estate Master Fund, Inc.	56	88,205
NSK Ltd.	8,540	82,962
NTT Data Corp.	5,735	93,047
Obayashi Corp.	10,214	87,228
Olympus Corp.	4,129	88,418
Omron Corp.	963	76,630
Ono Pharmaceutical Co. Ltd.	3,104	71,005
ORIX Corp.	5,629	99,988
Orix JREIT, Inc.	51	93,795
Osaka Gas Co. Ltd.	4,862	93,181
Otsuka Holdings Co. Ltd.	2,122	88,987
Pan Pacific International Holdings Corp.	3,679	73,691
Panasonic Corp.	6,382	73,009
Persol Holdings Co. Ltd.	4,404	86,127
Recruit Holdings Co. Ltd.	1,835	94,511
Resona Holdings, Inc.	20,787	89,689
Rinnai Corp.	851	84,763
Ryohin Keikaku Co. Ltd.	3,731	71,981
Santen Pharmaceutical Co. Ltd.	6,074	81,182
SCSK Corp.	1,516	90,683
Secom Co. Ltd.	959	76,058
Sega Sammy Holdings, Inc.	5,134	66,001
Seiko Epson Corp.	5,299	96,828

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)
Japan 36.4% (cont’d.)
Sekisui House Ltd.	4,501	$95,155
Seven & i Holdings Co. Ltd.	2,288	101,011
Shimadzu Corp.	2,346	83,622
Shimizu Corp.	11,730	95,903
Shionogi & Co. Ltd.	1,581	80,910
Shizuoka Bank Ltd. (The)	11,774	94,548
SMC Corp.	140	84,547
SoftBank Corp.	5,929	76,248
Sohgo Security Services Co. Ltd.	1,893	88,760
Sompo Holdings, Inc.	2,221	89,600
Square Enix Holdings Co. Ltd.	1,375	73,986
Stanley Electric Co. Ltd.	2,689	81,158
Subaru Corp.	4,575	89,784
Sumitomo Chemical Co. Ltd.	18,492	103,206
Sumitomo Corp.	6,152	87,490
Sumitomo Dainippon Pharma Co. Ltd.	5,388	103,899
Sumitomo Electric Industries Ltd.	6,003	92,968
Sumitomo Mitsui Financial Group, Inc.	2,532	92,833
Sumitomo Mitsui Trust Holdings, Inc.	2,584	90,576
Sumitomo Realty & Development Co. Ltd.	2,638	90,139
Sundrug Co. Ltd.	2,378	80,757
Suntory Beverage & Food Ltd.	2,566	95,669
Suzuken Co. Ltd.	2,218	70,073
Suzuki Motor Corp.	1,842	80,918
Taiheiyo Cement Corp.	3,689	86,217
Taisei Corp.	2,502	88,727
Takeda Pharmaceutical Co. Ltd.	2,574	88,210
TDK Corp.	590	74,774
Teijin Ltd.	5,082	84,025
Terumo Corp.	2,117	82,128
THK Co. Ltd.	2,549	84,591
TIS, Inc.	4,092	105,322
Tohoku Electric Power Co., Inc.	10,160	82,975
Tokyo Electron Ltd.	222	97,604
Tokyo Gas Co. Ltd.	4,252	84,374
Toray Industries, Inc.	13,490	89,622
Toshiba Corp.	2,597	109,947
Tosoh Corp.	4,377	78,307
TOTO Ltd.	1,359	75,228
Toyo Suisan Kaisha Ltd.	2,087	85,126
Toyota Industries Corp.	1,017	88,519
Toyota Motor Corp.	1,157	96,228
Toyota Tsusho Corp.	1,987	91,178
Tsuruha Holdings, Inc.	669	81,436
Unicharm Corp.	1,938	77,160
United Urban Investment Corp.	64	91,832
USS Co. Ltd.	4,650	82,175
Welcia Holdings Co. Ltd.	2,719	83,797
Yakult Honsha Co. Ltd.	1,747	94,480
Yamada Holdings Co. Ltd.	17,446	85,296

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)
Japan 36.4% (cont’d.)
Yamaha Corp.	1,614	$97,720
Yamaha Motor Co. Ltd.	3,942	116,464
Yamato Holdings Co. Ltd.	3,277	89,805
Yaskawa Electric Corp.	1,637	78,098

		15,930,007

Jordan 0.2%
Hikma Pharmaceuticals PLC	2,723	94,445

Luxembourg 0.2%
SES SA (Class A Stock)(a)	10,296	85,779

Netherlands 1.8%
Akzo Nobel NV	873	111,355
Koninklijke Ahold Delhaize NV	3,255	94,608
Koninklijke KPN NV	26,209	87,508
Koninklijke Philips NV	1,715	96,924
NN Group NV	1,895	96,363
QIAGEN NV*	1,491	74,019
Randstad NV	1,361	106,053
Wolters Kluwer NV	1,069	102,645

		769,475

Norway 0.7%
Equinor ASA	4,936	107,231
Orkla ASA	9,620	100,353
Yara International ASA	1,809	96,474

		304,058

Portugal 0.3%
Jeronimo Martins SGPS SA	5,631	108,940

Singapore 2.2%
CapitaLand Ltd.	37,255	103,103
DBS Group Holdings Ltd.	4,971	114,305
Genting Singapore Ltd.	151,804	96,994
Mapletree Logistics Trust	61,868	92,626
Oversea-Chinese Banking Corp. Ltd.	11,527	108,951
Singapore Technologies Engineering Ltd.	28,791	84,686
United Overseas Bank Ltd.	4,999	99,337
UOL Group Ltd.	14,788	82,969
Venture Corp. Ltd.	5,918	86,186
Wilmar International Ltd.	21,862	79,183

		948,340

Spain 2.1%
ACS Actividades de Construccion y Servicios SA	2,736	84,411
CaixaBank SA	32,097	111,199
Enagas SA	4,327	101,679
Endesa SA	3,431	98,950
Grifols SA	3,311	92,259
Iberdrola SA	7,010	96,639

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)
Spain 2.1% (cont’d.)
Industria de Diseno Textil SA	2,901	112,921
Red Electrica Corp. SA	5,031	$100,738
Repsol SA	7,932	106,051

		904,847

Sweden 6.5%
Alfa Laval AB	3,151	117,629
Assa Abloy AB (Class B Stock)	3,533	109,000
Atlas Copco AB,
(Class A Stock)	1,596	97,634
(Class B Stock)	1,825	95,226
Boliden AB	2,405	96,615
Electrolux AB (Class B Stock)	3,643	103,796
Epiroc AB,
(Class A Stock)	4,326	98,719
(Class B Stock)	4,768	96,719
Essity AB (Class B Stock)	2,855	98,878
Hexagon AB (Class B Stock)	6,909	98,882
Husqvarna AB (Class B Stock)	7,108	104,855
ICA Gruppen AB	1,812	88,875
Industrivarden AB,
(Class A Stock)	2,617	106,771
(Class C Stock)	2,743	107,287
Investor AB (Class B Stock)	4,592	105,591
L E Lundbergforetagen AB (Class B Stock)	1,744	107,192
Nibe Industrier AB (Class B Stock)	10,352	108,991
Sandvik AB	3,573	95,132
Securitas AB (Class B Stock)	6,022	98,697
Skandinaviska Enskilda Banken AB (Class A Stock)	7,816	101,040
Skanska AB (Class B Stock)	3,474	98,227
SKF AB (Class B Stock)	3,472	94,073
Svenska Handelsbanken AB (Class A Stock)	8,757	100,223
Swedish Match AB	12,400	114,979
Tele2 AB (Class B Stock)	6,899	94,045
Telefonaktiebolaget LM Ericsson (Class B Stock)	6,820	91,441
Telia Co. AB	21,421	95,185
Volvo AB (Class B Stock)	3,798	100,231

		2,825,933

Switzerland 5.9%
ABB Ltd.	2,844	97,003
Adecco Group AG	1,341	93,028
Baloise Holding AG	522	86,990
Cie Financiere Richemont SA	925	112,399
Coca-Cola HBC AG	2,835	103,358
Credit Suisse Group AG	6,592	72,215
Geberit AG	147	106,847
Holcim Ltd.*	1,713	102,685
Kuehne + Nagel International AG	384	129,736
Logitech International SA	790	97,312
Nestle SA	808	99,816
Novartis AG	1,003	88,759

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Shares	Value
COMMON STOCKS 96.2% (Continued)
Switzerland 5.9% (cont’d.)
Roche Holding AG	263	$92,277
Schindler Holding AG,
(Ordinary Shares)	333	96,846
(Participation Certificates)	329	97,950
SGS SA	28	87,626
Sonova Holding AG*	310	109,904
STMicroelectronics NV	2,384	89,134
Straumann Holding AG	72	112,863
Swatch Group AG (The),
(Bearer Shares)	314	113,801
(Ordinary Shares)	1,644	113,865
Swiss Life Holding AG	180	93,952
Swiss Prime Site AG	920	94,608
Swisscom AG	173	97,857
UBS Group AG	5,917	96,665
Zurich Insurance Group AG	216	90,938

		2,578,434

United Kingdom 7.5%
Ashtead Group PLC	1,682	122,883
AstraZeneca PLC	877	100,140
Auto Trader Group PLC, 144A*	10,317	82,226
British American Tobacco PLC	2,467	94,983
British Land Co. PLC (The)	13,867	100,365
BT Group PLC (Class A Stock)*	51,165	126,960
Bunzl PLC	2,819	91,413
Burberry Group PLC*	3,502	106,156
Coca-Cola Europacific Partners PLC	1,689	102,218
Evraz PLC	12,310	111,387
Ferguson PLC	792	107,721
GlaxoSmithKline PLC	5,103	97,346
Imperial Brands PLC	4,216	95,730
Intertek Group PLC	1,107	85,274
J Sainsbury PLC	30,749	115,901
JD Sports Fashion PLC*	7,376	98,940
Kingfisher PLC*	23,655	120,953
Melrose Industries PLC	38,009	93,155
Mondi PLC	3,826	103,517
National Grid PLC	7,534	100,418
RELX PLC	3,559	92,883
Rio Tinto PLC	1,044	89,844
RSA Insurance Group LTD	9,634	93,545
Sage Group PLC (The)	10,927	101,819
Schroders PLC	1,835	92,629
Segro PLC	6,823	101,041
Severn Trent PLC	2,791	97,160
Smiths Group PLC	4,063	89,344
Spirax-Sarco Engineering PLC	543	97,866
Standard Life Aberdeen PLC	20,169	78,713
Tesco PLC	27,413	86,851

Description			Shares	Value
COMMON STOCKS 96.2% (Continued)
United Kingdom 7.5% (cont’d.)
Vodafone Group PLC			52,837	$96,204
Wm Morrison Supermarkets PLC			37,548	94,237

				3,269,822

TOTAL COMMON STOCKS

(cost $34,954,760)				42,072,643

PREFERRED STOCKS 1.5%
Germany 1.3%
Bayerische Motoren Werke AG			1,272	116,181
FUCHS PETROLUB SE			1,558	80,062
Henkel AG & Co. KGaA			876	101,013
Porsche Automobil Holding SE			1,245	138,704
Volkswagen AG			423	116,654

				552,614

Italy 0.2%
Telecom Italia SpA			173,716	99,373

TOTAL PREFERRED STOCKS

(cost $513,458)				651,987

TOTAL LONG-TERM INVESTMENTS (cost $35,468,218)				42,724,630

SHORT-TERM INVESTMENTS 1.2%
AFFILIATED MUTUAL FUND 0.6%
PGIM Institutional Money Market Fund (cost $271,032; includes $271,018 of cash collateral for securities on loan)(b)(wa)			271,195	271,032

	Interest Rate	Maturity Date	Principal Amount (000)#

TIME DEPOSIT 0.6%
Skandinaviska Enskilda Banken AB (Sweden) (cost $279,776)	0.005%	06/01/21	280	279,776

TOTAL SHORT-TERM INVESTMENTS (cost $550,808)				550,808

TOTAL INVESTMENTS 98.9% (cost $36,019,026)				43,275,438

Other assets in excess of liabilities 1.1%				476,830

NET ASSETS 100.0%				$ 43,752,268

The following abbreviations are used in the quarterly report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM QMA Strategic Alpha International Equity ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $262,433; cash collateral of $271,018 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund, if applicable.
*	Non-income producing security.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2021 were as follows:

Machinery	6.8%
Banks	5.4
Real Estate Management & Development	4.5
Chemicals	4.5
Pharmaceuticals	4.5
Equity Real Estate Investment Trusts (REITs)	3.5
Food & Staples Retailing	3.4
Diversified Telecommunication Services	3.4
Automobiles	3.2
Food Products	2.6
Electric Utilities	2.6
Health Care Equipment & Supplies	2.3
Trading Companies & Distributors	2.3
Professional Services	2.2
Insurance	2.2
Building Products	2.1
Metals & Mining	2.0
Auto Components	1.9
Oil, Gas & Consumable Fuels	1.9
IT Services	1.9
Industrial Conglomerates	1.8
Textiles, Apparel & Luxury Goods	1.8
Household Durables	1.7

Electronic Equipment, Instruments & Components	1.7%
Construction & Engineering	1.7
Diversified Financial Services	1.7
Beverages	1.6
Specialty Retail	1.5
Capital Markets	1.4
Marine	1.2
Health Care Providers & Services	1.2
Technology Hardware, Storage & Peripherals	1.1
Electrical Equipment	1.1
Gas Utilities	1.1
Commercial Services & Supplies	1.1
Household Products	1.0
Tobacco	0.9
Construction Materials	0.9
Wireless Telecommunication Services	0.8
Semiconductors & Semiconductor Equipment	0.8
Interactive Media & Services	0.8
Hotels, Restaurants & Leisure	0.7
Software	0.7
Media	0.6
Time Deposit	0.6

Affiliated Mutual Fund (0.6% represents investments purchased with collateral from securities on loan)	0.6%
Biotechnology	0.6
Multi-Utilities	0.6
Multiline Retail	0.6
Leisure Products	0.5
Air Freight & Logistics	0.5
Paper & Forest Products	0.4
Aerospace & Defense	0.4
Road & Rail	0.4
Entertainment	0.4
Life Sciences Tools & Services	0.4
Personal Products	0.2
Water Utilities	0.2
Containers & Packaging	0.2
Communications Equipment	0.2

98.9
Other assets in excess of liabilities	1.1

100.0%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).